Cover	Jan. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2026
Current Fiscal Year End Date	--09-30
Entity File Number	333-288817
Entity Registrant Name	COLLAB Z INC.
Entity Central Index Key	0002050338
Entity Tax Identification Number	99-3072058
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	29 Orinda Way
Entity Address, Address Line Two	Unit 2060
Entity Address, City or Town	Orinda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94563
City Area Code	857
Local Phone Number	321-1067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false